Fair value measurements and financial risk management - Schedule of fair value measurements (Details) - Recurring - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Fair value measurements and financial risk management
Investments	$ 1,713	$ 2,477
Contingent consideration liabilities	6,147	16,625
Fair value, net	7,860	19,102
Level 1
Fair value measurements and financial risk management
Investments	0	0
Contingent consideration liabilities	0	0
Fair value, net	0	0
Level 2
Fair value measurements and financial risk management
Investments	0	0
Contingent consideration liabilities	0	0
Fair value, net	0	0
Level 3
Fair value measurements and financial risk management
Investments	1,713	2,477
Contingent consideration liabilities	6,147	16,625
Fair value, net	$ 7,860	$ 19,102